Earnout liability - Schedule of Fair Value Measurement of Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Level 1 [Member]
Schedule of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liability (warrants)	$ 1,334
Earnout liability
Fair value of liabilities	1,334
Level 2 [Member]
Schedule of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liability (warrants)
Earnout liability
Fair value of liabilities
Level 3 [Member]
Schedule of Fair Value Measurement of Assets and Liabilities [Line Items]
Derivative liability (warrants)
Earnout liability	9,898
Fair value of liabilities	$ 9,898